Share-based payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	3 years
Worldwide Save for Shares Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option percentage of market price	80.00%
Option expiration period	6 months
Worldwide Save for Shares Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	5 years
Employee Stock Purchase Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	6 months
Percentage of market price considering in share-based plans	85.00%
Long-term incentive plan [member] | Restricted shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Long-term incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Long-term incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years